Financial instruments (Tables)	12 Months Ended
Mar. 31, 2014
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2013 and 2014 were as follows. The fair value is valued and validated periodically based on observable market data. Therefore, it is classified as Level 2.

Millions of yen
2013		2014
Carrying amount	Fair value	Carrying amount	Fair value
¥ 241,459	¥252,220	¥220,851	¥229,053

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2013 and 2014 were as follows:

	Millions of yen
Instruments	2013	2014
Interest rate swap agreements	¥—	¥4,500
Foreign exchange forward contracts	842	474
Foreign currency option contracts	55,056	85,338

Total	¥55,898	¥90,312

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2013 and 2014, recorded in the consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2013	2014
Derivatives not designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥—	¥11
	Other assets	—	14
Foreign exchange forward contracts	Prepaid expenses and other current assets	7	—
Foreign currency option contracts	Prepaid expenses and other current assets	—	64
	Other assets	—	208

Total		¥7	¥297

Liability derivatives

		Millions of yen
Instruments	Locations	2013	2014
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥—	¥2
Foreign currency option contracts	Other current liabilities Other long-term liabilities	20 349	— —

Total		¥369	¥2

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the fiscal years ended March 31, 2012, 2013 and 2014, recognized in the consolidated statements of income, were as follows:

			Amount of gain (loss) recognized in income on derivative
			Millions of yen
Instruments	Locations		2012	2013	2014
Derivatives designated as instruments hedging the changes in fair value
Interest rate swap agreements	Other, net	*	¥(1,232)	¥—	¥—

Total			¥(1,232)	¥—	¥—

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2012	2013	2014
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other, net*	¥—	¥—	¥25
Foreign exchange forward contracts	Other, net*	36	(487)	713
Non-deliverable forward contracts (NDF)	Other, net*	82	(6)	(29)
Foreign currency option contracts	Other, net*	(146)	104	1,549

Total		¥(28)	¥(389)	¥2,258

*	“Other, net” was included in “Other income (expense).”